Equity - After reorganization (Details) R$ in Thousands	Jun. 30, 2023 BRL (R$) shares
Disclosure of classes of share capital [line items]
Number of shares issued | shares	113,602,280
Total equity / net investment	R$ 2,110,357
Share capital [member]
Disclosure of classes of share capital [line items]
Total equity / net investment	591
Additional Paid-in Capital
Disclosure of classes of share capital [line items]
Total equity / net investment	R$ 2,134,339
Lavoro Agro Limited
Disclosure of classes of share capital [line items]
Number of shares issued | shares	98,726,401
Lavoro Agro Limited | Share capital [member]
Disclosure of classes of share capital [line items]
Total equity / net investment	R$ 514
Lavoro Agro Limited | Additional Paid-in Capital
Disclosure of classes of share capital [line items]
Total equity / net investment	R$ 1,464,083
TPB Acquisition Corp
Disclosure of classes of share capital [line items]
Number of shares issued | shares	14,875,879
TPB Acquisition Corp | Share capital [member]
Disclosure of classes of share capital [line items]
Total equity / net investment	R$ 77
TPB Acquisition Corp | Additional Paid-in Capital
Disclosure of classes of share capital [line items]
Total equity / net investment	R$ 670,256